Segments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 PRC [Member] CNY	Dec. 31, 2012 PRC [Member] CNY	Dec. 31, 2011 PRC [Member] CNY	Dec. 31, 2013 Korea [Member] CNY	Dec. 31, 2012 Korea [Member] CNY	Dec. 31, 2011 Korea [Member] CNY	Dec. 31, 2013 All other countries [Member] CNY	Dec. 31, 2012 All other countries [Member] CNY	Dec. 31, 2011 All other countries [Member] CNY
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 717,699	4,344,730	4,718,559	5,309,827	3,781,776	4,419,983	5,016,708	352,412	155,934	161,977	210,542	142,642	131,142
Long term assets		2,068,053	1,634,248		1,385,042	861,361		632,854	703,313		50,157	69,574